Long Term Debt and Related Contractual Rates and Maturity Dates (Detail) In Millions, unless otherwise specified				12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 INR	Mar. 31, 2013 INR	Mar. 31, 2014 Subordinated debt Lower tier II capital Fixed Rate USD ($)	Mar. 31, 2014 Subordinated debt Lower tier II capital Fixed Rate INR	Mar. 31, 2013 Subordinated debt Lower tier II capital Fixed Rate INR	Mar. 31, 2014 Subordinated debt Upper tier II capital USD ($)	Mar. 31, 2014 Subordinated debt Upper tier II capital INR	Mar. 31, 2013 Subordinated debt Upper tier II capital INR	Mar. 31, 2014 Subordinated debt Upper tier II capital Fixed Rate USD ($)	Mar. 31, 2014 Subordinated debt Upper tier II capital Fixed Rate INR	Mar. 31, 2013 Subordinated debt Upper tier II capital Fixed Rate INR	Mar. 31, 2014 Subordinated debt Upper tier II capital Perpetual debt USD ($)	Mar. 31, 2014 Subordinated debt Upper tier II capital Perpetual debt INR	Mar. 31, 2013 Subordinated debt Upper tier II capital Perpetual debt INR	Mar. 31, 2014 Subordinated debt London Interbank Offered Rate (LIBOR) Upper tier II capital	Mar. 31, 2013 Subordinated debt London Interbank Offered Rate (LIBOR) Upper tier II capital	Mar. 31, 2014 Others Fixed Rate USD ($)	Mar. 31, 2014 Others Fixed Rate INR	Mar. 31, 2013 Others Fixed Rate INR	Mar. 31, 2014 Others Variable rate-(1) USD ($)	Mar. 31, 2014 Others Variable rate-(1) INR	Mar. 31, 2013 Others Variable rate-(1) INR	Mar. 31, 2014 Others Variable rate-(2) USD ($)	Mar. 31, 2014 Others Variable rate-(2) INR	Mar. 31, 2013 Others Variable rate-(2) INR
Debt Instrument [Line Items]
Maturity /Call dates, start				2015	2015	2014	2016	2016	2016	2016	2016	2016	2016	2016	2016			2015	2015	2014	2015	2015	2013	2015	2015	2014
Maturity /Call dates, end				2024	2024	2023	2017	2017	2017	2021	2021	2021	2017	2017	2017			2019	2019	2018	2018	2018	2017	2018	2018	2018
Stated interest rates, margin on LIBOR rate																1.2	1.2
Stated interest rates													9.92%	9.92%	9.92%
Stated interest rates, minimum				5.90%	5.90%	5.90%				8.70%	8.70%	8.70%						8.54%	8.54%	8.00%	1.25%	1.25%	1.30%	10.25%	10.25%	9.75%
Stated interest rates, maximum				10.70%	10.70%	10.70%				10.85%	10.85%	10.85%						10.81%	10.81%	10.30%	3.00%	3.00%	2.94%	11.35%	11.35%	11.10%
Total	$ 6,586.8	395,208.6	295,219.7	$ 2,209.7	132,580.0	130,280.0	$ 99.9	5,991.5	5,428.5	$ 569.3	34,159.0	34,159.0	$ 33.3	2,000.0	2,000.0			$ 557.8	33,470.0	18,480.2	$ 2,161.8	129,708.4	49,586.9	$ 955.0	57,299.7	55,285.1